Schedule of Investments (unaudited)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.2%
Ambev SA	94,358	$262,444
Atacadao SA	12,300	28,338
B3 SA - Brasil, Bolsa, Balcao	120,991	326,933
Banco Bradesco SA	31,160	90,402
Banco BTG Pactual SA	24,168	174,507
Banco do Brasil SA	17,466	192,578
Banco Santander Brasil SA	6,191	38,992
BB Seguridade Participacoes SA	14,432	91,775
CCR SA	21,648	59,551
Centrais Eletricas Brasileiras SA	24,851	206,299
Cia. de Saneamento Basico do Estado de Sao Paulo	7,175	98,484
Cia. Siderurgica Nacional SA	13,899	46,367
Cosan SA	25,912	93,444
CPFL Energia SA	5,043	37,960
Energisa SA	3,732	40,019
Eneva SA(a)	18,696	48,202
Engie Brasil Energia SA	4,180	36,942
Equatorial Energia SA	19,661	136,052
Hapvida Participacoes e Investimentos SA(a)(b)	112,422	99,813
Hypera SA	7,667	52,619
JBS SA	13,489	63,608
Klabin SA	14,678	67,306
Localiza Rent a Car SA	18,463	225,215
Localiza Rent a Car SA, NVS(a)	142	1,630
Lojas Renner SA	20,008	66,544
Magazine Luiza SA(a)	65,436	26,855
Natura & Co. Holding SA(a)	18,245	61,125
Petroleo Brasileiro SA	76,629	586,933
PRIO SA(a)	16,974	158,392
Raia Drogasil SA	26,730	152,493
Rede D’Or Sao Luiz SA(b)	12,454	67,304
Rumo SA	28,290	131,620
Sendas Distribuidora SA	28,044	73,670
Suzano SA	17,015	185,912
Telefonica Brasil SA	7,011	75,152
Tim SA	17,600	61,646
TOTVS SA	10,742	72,696
Ultrapar Participacoes SA	16,359	83,921
Vale SA	69,905	1,048,848
Vibra Energia SA	25,871	122,731
WEG SA	34,973	242,933
		5,738,255
Cayman Islands — 0.1%
MINISO Group Holding Ltd., NVS	9,020	57,982

China — 56.2%
360 Security Technology Inc., Class A(a)	9,331	11,341
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,100	12,719
3SBio Inc.(b)	41,000	38,080
AAC Technologies Holdings Inc.	20,500	57,643
Advanced Micro-Fabrication Equipment Inc., Class A	867	20,612
AECC Aviation Power Co. Ltd., Class A	4,100	20,636
Agricultural Bank of China Ltd., Class A	98,400	50,394
Agricultural Bank of China Ltd., Class H	615,000	227,017
Aier Eye Hospital Group Co. Ltd., Class A	12,612	30,083
Air China Ltd., Class A(a)	28,700	32,405
Akeso Inc.(a)(b)	12,000	76,576
Alibaba Group Holding Ltd.(a)	336,120	3,124,373
Alibaba Health Information Technology Ltd.(a)	116,000	65,811
Aluminum Corp. of China Ltd., Class A	20,500	15,888
Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class H	82,000	$40,497
Anhui Conch Cement Co. Ltd., Class A	4,100	13,194
Anhui Conch Cement Co. Ltd., Class H	20,500	47,803
Anhui Gujing Distillery Co. Ltd., Class A	1,200	43,418
ANTA Sports Products Ltd.	25,840	269,669
Autohome Inc., ADR	1,517	41,429
AVIC Industry-Finance Holdings Co. Ltd., Class A	16,499	7,545
AviChina Industry & Technology Co. Ltd., Class H	70,000	31,721
Baidu Inc.(a)	47,156	699,753
Bank of Beijing Co. Ltd., Class A	28,790	18,253
Bank of Chengdu Co. Ltd., Class A	8,200	12,978
Bank of China Ltd., Class A	46,200	25,792
Bank of China Ltd., Class H	1,640,000	600,878
Bank of Communications Co. Ltd., Class A	57,400	46,884
Bank of Communications Co. Ltd., Class H	164,200	96,784
Bank of Hangzhou Co. Ltd., Class A	8,299	11,542
Bank of Jiangsu Co. Ltd., Class A	24,660	22,840
Bank of Nanjing Co. Ltd., Class A	16,400	16,568
Bank of Ningbo Co. Ltd., Class A	9,110	29,187
Bank of Shanghai Co. Ltd., Class A	28,790	23,728
Baoshan Iron & Steel Co. Ltd., Class A	36,900	32,113
BeiGene Ltd.(a)	14,086	202,139
Beijing Dabeinong Technology Group Co. Ltd., Class A	12,300	12,530
Beijing Enlight Media Co. Ltd., Class A	8,200	9,121
Beijing Enterprises Holdings Ltd.	8,500	28,181
Beijing Enterprises Water Group Ltd.	82,000	16,475
Beijing Kingsoft Office Software Inc., Class A	578	24,406
Beijing New Building Materials PLC, Class A	3,100	10,135
Beijing Tongrentang Co. Ltd., Class A	5,500	40,907
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	57,400	40,550
Bilibili Inc.(a)	4,245	48,182
BOC Aviation Ltd.(b)	4,100	29,499
BOE Technology Group Co. Ltd., Class A	61,500	33,292
Bosideng International Holdings Ltd.	82,000	34,385
Brilliance China Automotive Holdings Ltd.	52,000	27,893
BYD Co. Ltd., Class A	2,700	75,152
BYD Co. Ltd., Class H	20,500	550,970
BYD Electronic International Co. Ltd.	20,500	93,570
C&D International Investment Group Ltd.	13,000	26,562
Caitong Securities Co. Ltd., Class A	12,520	14,115
Cambricon Technologies Corp. Ltd.(a)	1,000	20,964
CGN Power Co. Ltd., Class H(b)	205,000	49,375
Changchun High & New Technology Industry Group Inc., Class A	710	15,956
Changjiang Securities Co. Ltd., Class A	20,500	15,942
Chaozhou Three-Circle Group Co. Ltd., Class A	4,100	16,829
China Baoan Group Co. Ltd., Class A	8,200	13,414
China Cinda Asset Management Co. Ltd., Class H	123,000	11,959
China CITIC Bank Corp. Ltd., Class H	164,000	74,083
China Coal Energy Co. Ltd., Class H	41,000	34,716
China Communications Services Corp. Ltd., Class H	82,800	35,279
China Construction Bank Corp., Class A	8,200	7,340
China Construction Bank Corp., Class H	1,968,370	1,138,099
China CSSC Holdings Ltd., Class A	7,100	27,436
China Eastern Airlines Corp. Ltd., Class A(a)	32,921	19,341
China Energy Engineering Corp. Ltd.	49,200	14,653
China Everbright Bank Co. Ltd., Class A	65,600	26,522
China Everbright Bank Co. Ltd., Class H	41,000	11,703
China Everbright Environment Group Ltd.	82,000	26,964
China Feihe Ltd.(b)	84,000	49,221
China Galaxy Securities Co. Ltd., Class H	82,000	43,871

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Gas Holdings Ltd.	58,600	$53,728
China Greatwall Technology Group Co. Ltd., Class A	6,000	9,372
China Hongqiao Group Ltd.	41,000	33,388
China International Capital Corp. Ltd., Class A	4,100	23,294
China International Capital Corp. Ltd., Class H(b)	32,800	51,809
China Jushi Co. Ltd., Class A	6,473	10,031
China Life Insurance Co. Ltd., Class A	4,193	17,624
China Life Insurance Co. Ltd., Class H	164,000	222,136
China Literature Ltd.(a)(b)	8,200	27,954
China Longyuan Power Group Corp. Ltd., Class H	82,000	61,329
China Medical System Holdings Ltd.	41,000	78,756
China Mengniu Dairy Co. Ltd.	66,000	206,803
China Merchants Bank Co. Ltd., Class A	27,000	108,790
China Merchants Bank Co. Ltd., Class H	82,456	287,773
China Merchants Energy Shipping Co. Ltd., Class A	8,200	6,893
China Merchants Port Holdings Co. Ltd.	28,000	35,841
China Merchants Securities Co. Ltd., Class A	14,550	28,628
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,381	13,662
China Minsheng Banking Corp. Ltd., Class A	41,000	22,091
China Minsheng Banking Corp. Ltd., Class H	123,000	41,108
China National Building Material Co. Ltd., Class H	82,000	36,477
China National Chemical Engineering Co. Ltd., Class A	13,300	12,298
China National Nuclear Power Co. Ltd., Class A	32,800	32,262
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,100	11,386
China Oilfield Services Ltd., Class H	44,000	47,281
China Overseas Land & Investment Ltd.	82,300	151,965
China Pacific Insurance Group Co. Ltd., Class A	10,100	34,054
China Pacific Insurance Group Co. Ltd., Class H	49,200	103,905
China Petroleum & Chemical Corp., Class A	42,800	32,707
China Petroleum & Chemical Corp., Class H	492,600	252,819
China Power International Development Ltd.	123,000	45,197
China Railway Group Ltd., Class A	28,700	22,613
China Railway Group Ltd., Class H	82,000	35,991
China Renewable Energy Investment Ltd.(c)	7,709	—
China Resources Beer Holdings Co. Ltd.	32,000	144,253
China Resources Gas Group Ltd.	20,500	64,250
China Resources Land Ltd.	64,444	235,942
China Resources Microelectronics Ltd.	5,400	35,485
China Resources Mixc Lifestyle Services Ltd.(b)	16,400	61,998
China Resources Pharmaceutical Group Ltd.(b)	41,000	25,557
China Resources Power Holdings Co. Ltd.	46,200	89,081
China Ruyi Holdings Ltd.(a)(d)	164,000	37,153
China Shenhua Energy Co. Ltd., Class A	9,500	41,833
China Shenhua Energy Co. Ltd., Class H	62,000	202,487
China Southern Airlines Co. Ltd., Class A(a)	20,500	17,627
China Southern Airlines Co. Ltd., Class H(a)	46,000	22,068
China State Construction Engineering Corp. Ltd., Class A	49,200	34,178
China State Construction International Holdings Ltd.	40,000	46,405
China Taiping Insurance Holdings Co. Ltd.	24,640	22,384
China Three Gorges Renewables Group Co. Ltd., Class A	49,200	31,665
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	49,870
China Tower Corp. Ltd., Class H(b)	820,000	85,006
China Traditional Chinese Medicine Holdings Co. Ltd.	82,000	41,925
China United Network Communications Ltd., Class A	45,000	27,615
China Vanke Co. Ltd., Class A	12,338	19,730
China Vanke Co. Ltd., Class H	41,001	41,383
China Yangtze Power Co. Ltd., Class A	28,756	91,848
China Zheshang Bank Co. Ltd., Class A	33,540	11,874
Security	Shares	Value

China (continued)
Chinasoft International Ltd.	82,000	$70,149
Chongqing Changan Automobile Co. Ltd., Class A	11,152	31,778
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,150	19,601
Chow Tai Fook Jewellery Group Ltd.	41,000	59,524
CITIC Ltd.	123,000	115,718
CITIC Securities Co. Ltd., Class A	12,475	37,415
CITIC Securities Co. Ltd., Class H	41,050	85,213
CMOC Group Ltd., Class A	12,300	8,974
CMOC Group Ltd., Class H	69,000	39,428
CNPC Capital Co. Ltd., NVS	4,100	3,300
Contemporary Amperex Technology Co. Ltd., Class A	5,240	122,463
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	16,400	30,247
COSCO Shipping Holdings Co. Ltd., Class A	16,570	23,199
COSCO Shipping Holdings Co. Ltd., Class H	61,849	56,982
Country Garden Holdings Co. Ltd.(a)	252,046	28,357
Country Garden Services Holdings Co. Ltd.(d)	43,000	40,586
CRRC Corp. Ltd., Class A	37,000	26,927
CRRC Corp. Ltd., Class H	73,000	29,415
CSC Financial Co. Ltd., Class A	6,900	24,884
CSPC Innovation Pharmaceutical Co. Ltd.	2,957	17,503
CSPC Pharmaceutical Group Ltd.	168,160	151,445
Daqin Railway Co. Ltd., Class A	28,700	29,157
Daqo New Energy Corp., ADR(a)(d)	1,555	36,791
Dongxing Securities Co. Ltd., Class A	12,399	14,968
East Buy Holding Ltd.(a)(b)(d)	8,500	31,546
East Money Information Co. Ltd., Class A	20,588	42,147
Eastroc Beverage Group Co. Ltd.	1,300	35,867
ENN Energy Holdings Ltd.	17,100	118,029
ENN Natural Gas Co. Ltd., Class A	4,100	9,200
Eve Energy Co. Ltd., Class A	3,800	22,412
Everbright Securities Co. Ltd., Class A	6,197	14,089
Everdisplay Optronics Shanghai Co. Ltd.(a)	8,200	3,087
Fangda Carbon New Material Co. Ltd., Class A(a)	20,540	16,619
Far East Horizon Ltd.	4,000	2,929
First Capital Securities Co. Ltd., Class A	16,800	14,354
Focus Media Information Technology Co. Ltd., Class A	22,439	20,524
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,741	30,626
Fosun International Ltd.	41,000	23,338
Founder Securities Co. Ltd., Class A	7,800	9,474
Foxconn Industrial Internet Co. Ltd., Class A	12,300	25,998
Fujian Sunner Development Co. Ltd., Class A	4,100	10,398
Fuyao Glass Industry Group Co. Ltd., Class H(b)	16,400	76,883
Ganfeng Lithium Co. Ltd., Class H(b)	8,200	26,228
Ganfeng Lithium Group Co. Ltd., Class A	4,100	22,380
GCL-Poly Energy Holdings Ltd.	451,000	59,995
GD Power Development Co. Ltd., Class A	27,300	15,084
GDS Holdings Ltd.(a)	21,932	27,839
Geely Automobile Holdings Ltd.	123,000	133,834
GEM Co. Ltd., Class A	24,699	19,487
Gemdale Corp., Class A	8,200	5,869
Genscript Biotech Corp.(a)	26,000	72,264
GF Securities Co. Ltd., Class A	8,200	16,528
GF Securities Co. Ltd., Class H	16,400	20,513
GigaDevice Semiconductor Inc., Class A	2,400	31,603
GoerTek Inc., Class A	4,100	10,329
Goldwind Science & Technology Co Ltd., Class A	9,653	11,748
Great Wall Motor Co. Ltd.	4,100	15,427
Great Wall Motor Co. Ltd., Class H	41,000	59,081
Gree Electric Appliances Inc. of Zhuhai, Class A	4,100	18,878
Greentown China Holdings Ltd.	20,500	21,807
Guangdong Haid Group Co. Ltd., Class A	4,100	25,355

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangdong Investment Ltd.	82,000	$56,910
Guanghui Energy Co. Ltd., Class A	8,000	8,119
Guangzhou Automobile Group Co. Ltd., Class H	82,235	38,106
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,100	17,290
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	10,156
Guosen Securities Co. Ltd., Class A	8,200	10,894
Guotai Junan Securities Co. Ltd., Class A	14,900	31,469
Guoyuan Securities Co. Ltd., Class A	12,320	11,877
H World Group Ltd., ADR(a)	4,100	149,978
Haidilao International Holding Ltd.(b)	32,000	63,503
Haier Smart Home Co. Ltd., Class A	8,279	25,646
Haier Smart Home Co. Ltd., Class H	49,200	142,268
Haitian International Holdings Ltd.	16,000	40,728
Haitong Securities Co. Ltd., Class A	12,300	16,724
Haitong Securities Co. Ltd., Class H	49,200	27,572
Hangzhou First Applied Material Co. Ltd., Class A	3,100	10,074
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	870
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	48,503
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,200	29,927
Hengan International Group Co. Ltd.	14,000	51,114
Hengli Petrochemical Co. Ltd., Class A(a)	8,200	16,102
Hengyi Petrochemical Co. Ltd., Class A(a)	12,330	11,839
Hesteel Co. Ltd., Class A	28,700	8,713
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,200	23,590
Huadian Power International Corp. Ltd., Class A	12,300	8,813
Huadong Medicine Co. Ltd., Class A	7,000	39,956
Hualan Biological Engineering Inc., Class A	6,050	20,452
Huaneng Power International Inc., Class A(a)	16,400	17,694
Huaneng Power International Inc., Class H(a)	82,000	42,676
Huatai Securities Co. Ltd., Class A	14,200	28,447
Huatai Securities Co. Ltd., Class H(b)	16,400	20,513
Huaxia Bank Co. Ltd., Class A	20,500	16,639
Huayu Automotive Systems Co. Ltd., Class A	8,299	20,196
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	30,885
Hunan Valin Steel Co. Ltd., Class A	12,300	9,516
Hundsun Technologies Inc., Class A	3,100	13,025
Hygeia Healthcare Holdings Co. Ltd.(b)(d)	8,200	50,431
Hygon Information Technology Co. Ltd., NVS	3,943	39,600
Iflytek Co. Ltd., Class A	3,129	19,591
Industrial & Commercial Bank of China Ltd., Class A	73,800	49,672
Industrial & Commercial Bank of China Ltd., Class H	1,312,050	624,309
Industrial Bank Co. Ltd., Class A	24,600	50,243
Industrial Securities Co. Ltd., Class A	16,400	13,945
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	77,900	16,685
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	32,800	17,811
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	31,295
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	28,700	40,816
Innovent Biologics Inc.(a)(b)	20,500	120,057
Inspur Electronic Information Industry Co. Ltd., Class A	1,983	9,776
iQIYI Inc., ADR(a)	9,245	41,510
JA Solar Technology Co. Ltd., Class A	4,700	13,089
JCET Group Co. Ltd., Class A	2,400	10,262
JD Health International Inc.(a)(b)	22,550	107,205
JD Logistics Inc.(a)(b)	36,900	45,258
JD.com Inc.	47,170	643,403
Jiangsu Eastern Shenghong Co. Ltd., Class A	8,200	11,613
Jiangsu Expressway Co. Ltd., Class H	38,000	34,122
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,700	21,259
Security	Shares	Value

China (continued)
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,368	$56,193
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,200	16,566
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,300	37,527
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	7,443
Jiangxi Copper Co. Ltd., Class A	8,200	20,332
Jinduicheng Molybdenum Co. Ltd., Class A	4,100	5,444
Jinko Solar Co. Ltd.	8,200	10,186
JOYY Inc., ADR	1,107	42,520
Kanzhun Ltd., ADR(a)	4,100	67,773
KE Holdings Inc., ADR	13,981	222,717
Kingboard Holdings Ltd.	20,500	49,353
Kingboard Laminates Holdings Ltd.	20,500	17,855
Kingdee International Software Group Co. Ltd.(a)	53,000	73,575
Kingsoft Corp. Ltd.	16,600	53,017
Kuaishou Technology(a)(b)	49,200	362,769
Kunlun Energy Co. Ltd.	82,000	75,772
Kweichow Moutai Co. Ltd., Class A	1,600	401,061
LB Group Co. Ltd., Class A	5,300	12,791
Legend Biotech Corp., ADR(a)	1,230	74,809
Lenovo Group Ltd.	164,000	202,395
Lens Technology Co. Ltd., Class A	9,000	16,455
Lepu Medical Technology Beijing Co. Ltd., Class A	4,100	9,851
Li Auto Inc.(a)	23,318	431,146
Li Ning Co. Ltd.	53,500	148,880
Lingyi iTech Guangdong Co., Class A	15,700	14,716
Longfor Group Holdings Ltd.(b)	41,000	72,493
LONGi Green Energy Technology Co. Ltd., Class A	9,848	29,243
Lufax Holding Ltd., ADR	13,530	11,486
Luxshare Precision Industry Co. Ltd., Class A	8,702	38,739
Luzhou Laojiao Co. Ltd., Class A	1,600	46,391
Mango Excellent Media Co. Ltd., Class A	3,200	11,557
Maxscend Microelectronics Co. Ltd., Class A	1,400	27,133
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	8,453	7,319
Meituan, Class B(a)(b)	103,960	1,203,493
Metallurgical Corp. of China Ltd., Class A	32,800	14,231
Microport Scientific Corp.(a)	20,500	32,841
Minth Group Ltd.	16,000	34,659
Montage Technology Co. Ltd., Class A	3,600	29,712
Muyuan Foods Co. Ltd., Class A	8,678	47,478
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	4,145	9,068
NARI Technology Co. Ltd., Class A	13,088	40,331
NAURA Technology Group Co. Ltd., Class A	1,200	39,386
NavInfo Co. Ltd., Class A(a)	5,608	7,690
NetEase Inc.	40,875	922,073
New China Life Insurance Co. Ltd., Class A	4,100	17,955
New China Life Insurance Co. Ltd., Class H	12,300	24,440
New Hope Liuhe Co. Ltd., Class A(a)	12,300	17,212
New Oriental Education & Technology Group Inc.(a)	28,730	233,672
Nine Dragons Paper Holdings Ltd.(d)	41,000	20,530
Ninestar Corp., Class A	2,500	9,673
Ningbo Shanshan Co. Ltd.	4,100	7,656
Ningbo Tuopu Group Co. Ltd., Class A	3,500	36,091
Ningxia Baofeng Energy Group Co. Ltd., Class A	13,000	26,684
NIO Inc., ADR(a)(d)	28,782	209,245
Nongfu Spring Co. Ltd., Class H(b)	41,000	233,855
Offshore Oil Engineering Co. Ltd., Class A	4,124	3,703
Orient Overseas International Ltd.	2,500	30,059
Orient Securities Co. Ltd., Class A	12,688	15,465
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	20,500	9,727

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class A	12,300	$8,698
People’s Insurance Co. Group of China Ltd. (The), Class H	164,000	53,124
Perfect World Co. Ltd., Class A	4,150	7,321
PetroChina Co. Ltd., Class A	24,600	24,672
PetroChina Co. Ltd., Class H	420,000	274,837
PICC Property & Casualty Co. Ltd., Class H	164,322	190,884
Pinduoduo Inc., ADR(a)	12,341	1,819,557
Ping An Bank Co. Ltd., Class A	20,500	27,769
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	12,900	28,782
Ping An Insurance Group Co. of China Ltd., Class A	13,100	74,836
Ping An Insurance Group Co. of China Ltd., Class H	138,500	635,251
Poly Developments and Holdings Group Co. Ltd., Class A	12,300	17,649
Pop Mart International Group Ltd.(b)	8,200	24,606
Postal Savings Bank of China Co. Ltd., Class A	36,900	22,659
Postal Savings Bank of China Co. Ltd., Class H(b)	164,000	72,754
Power Construction Corp. of China Ltd., Class A	24,600	17,171
Qifu Technology Inc.	2,574	39,948
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	8,200	18,182
Rongsheng Petrochemical Co. Ltd., Class A	13,950	20,979
SAIC Motor Corp. Ltd., Class A	12,300	25,601
Sanan Optoelectronics Co. Ltd., Class A	8,200	15,929
Sany Heavy Equipment International Holdings Co. Ltd.	41,000	42,620
Sany Heavy Industry Co. Ltd., Class A	12,353	23,585
SDIC Power Holdings Co. Ltd., Class A	8,200	14,229
Seres Group Co. Ltd., NVS(a)	2,700	28,598
SF Holding Co. Ltd., Class A	8,200	48,436
Shaanxi Coal Industry Co. Ltd., Class A	11,505	31,346
Shandong Gold Mining Co. Ltd., Class A	7,180	23,350
Shandong Gold Mining Co. Ltd., Class H(b)	10,250	20,240
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,140	25,639
Shandong Nanshan Aluminum Co. Ltd., Class A	45,100	18,179
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	49,200	46,702
Shanghai Baosight Software Co. Ltd., Class B	14,880	28,012
Shanghai Construction Group Co. Ltd., Class A	12,300	4,300
Shanghai Electric Group Co. Ltd., Class A(a)	41,000	25,310
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,600	33,579
Shanghai Fudan Microelectronics Group Co. Ltd.	1,327	8,309
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,100	10,309
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,400	23,774
Shanghai Pudong Development Bank Co. Ltd., Class A	36,900	35,356
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,100	13,172
Shanghai RAAS Blood Products Co. Ltd., Class A	20,900	23,228
Shanghai United Imaging Healthcare Co. Ltd., NVS	2,363	47,285
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	8,200	7,398
Shanxi Coking Coal Energy Group Co. Ltd., Class A	8,200	11,163
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,652	11,172
Shanxi Meijin Energy Co. Ltd., Class A(a)	12,300	12,445
Shanxi Securities Co. Ltd., Class A	16,860	13,162
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12,300	6,644
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	45,428
Shenghe Resources Holding Co. Ltd., Class A	8,200	11,879
Shengyi Technology Co. Ltd., Class A	5,200	12,463
Shenwan Hongyuan Group Co. Ltd., Class A	47,194	29,769
Shenzhen Energy Group Co. Ltd., Class A	17,820	15,236
Security	Shares	Value

China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	2,997	$27,644
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,600	65,033
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	2,800	27,529
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	12,300	5,930
Shenzhen Transsion Holding Co. Ltd., Class A	1,173	18,160
Shenzhou International Group Holdings Ltd.	16,400	164,195
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,500	8,794
Sichuan Chuantou Energy Co. Ltd., Class A	12,305	24,589
Sichuan Road & Bridge Co. Ltd., Class A	13,688	14,771
Sino Biopharmaceutical Ltd.	181,000	88,786
Sinopec Shanghai Petrochemical Co. Ltd., Class A(a)	16,400	6,698
Sinopharm Group Co. Ltd., Class H	32,800	81,287
Sinotruk Hong Kong Ltd.	20,500	42,526
Smoore International Holdings Ltd.(b)(d)	41,000	35,803
Songcheng Performance Development Co. Ltd., Class A	8,380	12,322
SooChow Securities Co. Ltd., Class A	12,352	13,252
Sungrow Power Supply Co. Ltd., Class A	2,900	33,764
Sunny Optical Technology Group Co. Ltd.	12,400	117,428
Sunwoda Electronic Co. Ltd., Class A	4,000	8,508
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,100	10,693
TAL Education Group, ADR(a)	9,348	117,130
TBEA Co. Ltd., Class A	10,660	20,786
TCL Technology Group Corp., Class A(a)	39,150	22,906
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,250	14,583
Tencent Holdings Ltd.	137,500	5,728,133
Tencent Music Entertainment Group, ADR(a)	14,924	127,003
Tianma Microelectronics Co. Ltd., Class A(a)	7,700	11,721
Tianqi Lithium Corp., Class A	3,600	25,219
Tianshui Huatian Technology Co. Ltd., Class A	14,800	18,514
Tingyi Cayman Islands Holding Corp.	46,000	57,893
Tongcheng Travel Holdings Ltd.(a)	16,400	30,149
TongFu Microelectronics Co. Ltd., Class A	2,800	8,909
Tongling Nonferrous Metals Group Co. Ltd., Class A	45,100	19,187
Tongwei Co. Ltd., Class A	5,795	19,865
Topsports International Holdings Ltd.(b)	41,000	33,322
TravelSky Technology Ltd., Class H	18,000	30,324
Trina Solar Co. Ltd.	3,100	11,696
Trip.com Group Ltd.(a)	11,100	389,871
Tsingtao Brewery Co. Ltd., Class H	12,000	79,295
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	3,500	35,484
Uni-President China Holdings Ltd.	41,000	26,224
Unisplendour Corp. Ltd., Class A(a)	4,380	12,395
Vipshop Holdings Ltd., ADR(a)	7,216	115,672
Walvax Biotechnology Co. Ltd., Class A	4,100	14,189
Wanhua Chemical Group Co. Ltd., Class A	3,300	37,203
Want Want China Holdings Ltd.	82,000	48,015
Weibo Corp., ADR	1,476	14,922
Weichai Power Co. Ltd., Class A	7,200	15,020
Weichai Power Co. Ltd., Class H	41,100	75,625
Wens Foodstuffs Group Co. Ltd., Class A	10,240	27,602
Western Securities Co. Ltd., Class A	20,500	18,920
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	22,334
Wingtech Technology Co. Ltd., Class A(a)	2,300	15,526
Wuhan Guide Infrared Co. Ltd., Class A	17,024	18,494
Wuliangye Yibin Co. Ltd., Class A	4,400	91,566
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	9,146
WuXi AppTec Co. Ltd., Class A	4,128	47,612
WuXi AppTec Co. Ltd., Class H(b)	8,287	96,940

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuxi Biologics Cayman Inc.(a)(b)	82,000	$455,271
XCMG Construction Machinery Co. Ltd., Class A	19,000	14,700
Xiamen C & D Inc., Class A	4,100	5,424
Xiaomi Corp., Class B(a)(b)	311,600	621,965
Xinyi Solar Holdings Ltd.	124,000	71,137
XPeng Inc.(a)	22,826	190,225
Xtep International Holdings Ltd.	41,000	23,675
Yadea Group Holdings Ltd.(b)	28,000	52,652
Yankuang Energy Group Co. Ltd., Class H	43,000	79,880
Yonyou Network Technology Co. Ltd., Class A	4,630	10,820
Youngor Group Co. Ltd., Class A	4,100	3,893
Yuexiu Property Co. Ltd.	41,400	37,710
Yum China Holdings Inc.	8,651	373,550
Yunda Holding Co. Ltd., Class A	6,230	7,488
Yunnan Aluminium Co. Ltd., Class A	4,075	7,336
Yunnan Baiyao Group Co. Ltd., Class A	4,108	28,910
Yunnan Energy New Material Co. Ltd., Class A	1,700	14,019
Yutong Bus Co. Ltd., Class A	4,100	7,723
Zai Lab Ltd.(a)	21,050	57,582
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	31,858
Zhaojin Mining Industry Co. Ltd., Class H(d)	41,000	53,102
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	12,300	9,604
Zhejiang China Commodities City Group Co. Ltd., Class A	4,100	4,559
Zhejiang Chint Electrics Co. Ltd., Class A	4,100	12,587
Zhejiang Dahua Technology Co. Ltd., Class A	4,100	11,088
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	13,892
Zhejiang Juhua Co. Ltd., Class A	4,100	9,116
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	9,200	47,229
Zhejiang NHU Co. Ltd., Class A	8,243	19,621
Zheshang Securities Co. Ltd., Class A	9,200	13,514
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	12,300	31,035
Zhongji Innolight Co. Ltd., Class A	1,600	21,252
Zhongsheng Group Holdings Ltd.	20,500	48,988
Zhongtai Securities Co. Ltd.	16,400	16,497
Zhuzhou CRRC Times Electric Co. Ltd.	12,300	38,840
Zijin Mining Group Co. Ltd., Class A	24,600	41,967
Zijin Mining Group Co. Ltd., Class H	119,000	188,451
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	15,400	13,898
ZTE Corp., Class A	4,100	14,707
ZTE Corp., Class H	16,448	35,856
ZTO Express Cayman Inc., ADR	8,856	197,666
		39,270,352
India — 32.1%
ABB India Ltd.	1,230	65,242
Adani Enterprises Ltd.	3,563	100,951
Adani Green Energy Ltd.(a)	6,642	81,940
Adani Ports & Special Economic Zone Ltd.	10,906	108,113
Adani Power Ltd.(a)	15,990	82,736
Ambuja Cements Ltd.	12,874	67,900
APL Apollo Tubes Ltd.	2,510	50,795
Apollo Hospitals Enterprise Ltd.	2,132	141,436
Ashok Leyland Ltd.	28,700	63,052
Asian Paints Ltd.	7,913	296,045
Astral Ltd.	2,132	49,906
AU Small Finance Bank Ltd.(b)	3,454	30,774
Aurobindo Pharma Ltd.	5,658	70,626
Avenue Supermarts Ltd.(a)(b)	3,362	159,296
Axis Bank Ltd.	46,737	603,421
Security	Shares	Value

India (continued)
Bajaj Auto Ltd.	1,435	$105,001
Bajaj Finance Ltd.	5,658	483,679
Bajaj Finserv Ltd.	8,122	163,304
Bajaj Holdings & Investment Ltd.	574	50,655
Balkrishna Industries Ltd.	1,665	51,506
Bandhan Bank Ltd.(b)	15,558	42,240
Bank of Baroda	22,140	52,409
Berger Paints India Ltd.	6,397	44,061
Bharat Electronics Ltd.	75,236	131,863
Bharat Forge Ltd.	5,359	72,062
Bharat Petroleum Corp. Ltd.	15,252	79,829
Bharti Airtel Ltd.	46,002	560,617
Britannia Industries Ltd.	2,173	126,343
CG Power and Industrial Solutions Ltd.	14,063	75,833
Cholamandalam Investment and Finance Co. Ltd.	8,938	119,975
Cipla Ltd.	10,496	152,642
Coal India Ltd.	32,513	133,654
Colgate-Palmolive India Ltd.	1,722	45,417
Container Corp. of India Ltd.	5,822	54,261
Cummins India Ltd.	2,419	55,404
Dabur India Ltd.	12,710	81,971
Divi’s Laboratories Ltd.	2,501	113,667
DLF Ltd.	14,022	105,357
Dr. Reddy’s Laboratories Ltd.	2,255	156,676
Eicher Motors Ltd.	2,870	134,283
GAIL India Ltd.	45,958	72,746
Godrej Consumer Products Ltd.	8,118	98,156
Godrej Properties Ltd.(a)	2,911	65,569
Grasim Industries Ltd.	5,658	136,317
Havells India Ltd.	5,330	83,345
HCL Technologies Ltd.	19,557	315,133
HDFC Asset Management Co. Ltd.(b)	1,681	59,854
HDFC Bank Ltd.	57,840	1,084,349
HDFC Life Insurance Co. Ltd.(b)	20,336	168,793
Hero MotoCorp Ltd.	2,091	95,877
Hindalco Industries Ltd.	25,707	159,425
Hindustan Aeronautics Ltd., NVS	3,444	98,438
Hindustan Petroleum Corp. Ltd.(a)	13,038	54,408
Hindustan Unilever Ltd.	16,892	515,795
ICICI Bank Ltd.	106,217	1,186,202
ICICI Lombard General Insurance Co. Ltd.(b)	4,841	86,020
ICICI Prudential Life Insurance Co. Ltd.(b)	7,545	50,930
IDFC First Bank Ltd.(a)	63,394	64,907
Indian Hotels Co. Ltd. (The), Class A	17,653	89,355
Indian Oil Corp. Ltd.	55,063	73,924
Indian Railway Catering & Tourism Corp. Ltd.	6,314	53,489
Indraprastha Gas Ltd.	6,929	32,375
IndusInd Bank Ltd.	4,665	82,013
Info Edge India Ltd.	1,558	86,302
Infosys Ltd.	68,552	1,198,224
InterGlobe Aviation Ltd.(a)(b)	2,870	93,187
ITC Ltd.	61,090	319,354
Jindal Steel & Power Ltd.	7,913	63,873
Jio Financial Services Ltd., NVS(a)	63,919	175,829
JSW Steel Ltd.	12,792	123,123
Jubilant Foodworks Ltd.	8,077	54,400
Kotak Mahindra Bank Ltd.	22,632	477,118
Larsen & Toubro Infotech Ltd.(b)	1,871	124,462
Larsen & Toubro Ltd.	13,801	515,200
Lupin Ltd.	4,100	62,989
Macrotech Developers Ltd.	4,822	50,982
Mahindra & Mahindra Ltd.	19,393	383,613

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Marico Ltd.	9,594	$62,001
Maruti Suzuki India Ltd.	2,788	354,967
Max Healthcare Institute Ltd.	16,482	125,577
Mphasis Ltd.	1,599	45,246
MRF Ltd.	41	54,944
Muthoot Finance Ltd.	3,075	54,729
Nestle India Ltd.	697	202,536
NTPC Ltd.	85,977	269,643
Oil & Natural Gas Corp. Ltd.	62,115	145,152
One 97 Communications Ltd., NVS(a)	4,076	42,809
Page Industries Ltd.	123	55,003
Persistent Systems Ltd.	786	60,321
Petronet LNG Ltd.	16,113	39,254
PI Industries Ltd.	1,804	81,573
Pidilite Industries Ltd.	3,321	101,625
Polycab India Ltd.	700	44,218
Power Finance Corp. Ltd.	31,736	127,564
Power Grid Corp. of India Ltd.	89,161	223,620
REC Ltd.	21,443	89,693
Reliance Industries Ltd.	62,812	1,792,782
Samvardhana Motherson International Ltd.	48,093	53,203
SBI Cards & Payment Services Ltd.	5,494	48,740
SBI Life Insurance Co. Ltd.(b)	9,266	159,720
Shree Cement Ltd.	205	65,798
Shriram Transport Finance Co. Ltd.	5,822	140,256
Siemens Ltd.	1,804	79,209
Sona Blw Precision Forgings Ltd.(b)	9,143	61,228
SRF Ltd.	3,116	88,562
State Bank of India	37,146	252,052
Sun Pharmaceutical Industries Ltd.	19,803	291,544
Supreme Industries Ltd.	1,148	61,080
Suzlon Energy Ltd.(a)	173,588	84,823
Tata Communications Ltd.	1,895	38,756
Tata Consultancy Services Ltd.	18,819	788,535
Tata Consumer Products Ltd.	11,275	127,315
Tata Elxsi Ltd.	779	77,206
Tata Motors Ltd.	34,727	294,588
Tata Motors Ltd., Class A	5,301	30,372
Tata Power Co. Ltd. (The)	29,889	96,076
Tata Steel Ltd.	149,691	230,039
Tech Mahindra Ltd.	11,439	167,695
Titan Co. Ltd.	7,339	307,484
Torrent Pharmaceuticals Ltd.	2,091	53,231
Trent Ltd.	3,895	130,319
Tube Investments of India Ltd.	2,501	101,143
TVS Motor Co. Ltd.	5,002	112,025
UltraTech Cement Ltd.	2,337	252,592
United Spirits Ltd.	6,068	76,410
UPL Ltd.	9,635	65,992
Varun Beverages Ltd.	10,250	136,080
Vedanta Ltd.	15,252	42,762
Wipro Ltd.	26,149	129,498
Yes Bank Ltd.(a)	282,900	65,689
Zomato Ltd.(a)	92,209	131,360
		22,435,657
Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	10,488	1

Russia — 0.0%
Alrosa PJSC(c)	83,790	9
Gazprom PJSC(a)(c)	376,774	42
Inter RAO UES PJSC(c)	1,065,900	119
Security	Shares	Value

Russia (continued)
LUKOIL PJSC(c)	12,996	$1
MMC Norilsk Nickel PJSC(a)(c)	1,995	—
Mobile TeleSystems PJSC(c)	16,644	2
Moscow Exchange MICEX-RTS PJSC(c)	41,040	5
Novatek PJSC(c)	29,170	3
Novolipetsk Steel PJSC(a)(c)	41,610	5
Ozon Holdings PLC, ADR(a)(c)	1,881	—
PhosAgro PJSC(a)(c)	1,464	—
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(c)	28	—
Polyus PJSC(a)(c)	1,083	—
Rosneft Oil Co. PJSC(c)	37,278	4
Sberbank of Russia PJSC(c)	331,170	37
Severstal PAO(a)(c)	6,669	1
Surgutneftegas PJSC(c)	182,410	20
Tatneft PJSC(c)	41,097	5
TCS Group Holding PLC, GDR(a)(c)(e)	3,884	—
United Co. RUSAL International PJSC(a)(c)	95,760	11
VK Co. Ltd.(a)(c)	4,446	1
VTB Bank PJSC(a)(c)	153,340,001	17
X5 Retail Group NV, GDR(a)(c)	2,622	—
Yandex NV(a)(c)	9,690	1
		283

Total Common Stocks — 96.6%
(Cost: $96,295,470)		67,502,530

Preferred Stocks

Brazil — 3.1%
Banco Bradesco SA, Preference Shares, NVS	111,807	369,582
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,510	41,114
Cia. Energetica de Minas Gerais, Preference Shares, NVS	27,902	62,753
Cia. Paranaense de Energia, Preference Shares, NVS	16,400	31,520
Gerdau SA, Preference Shares, NVS	22,962	101,933
Itau Unibanco Holding SA, Preference Shares, NVS	100,286	643,641
Itausa SA, Preference Shares, NVS	112,737	223,319
Petroleo Brasileiro SA, Preference Shares, NVS	98,810	720,892
		2,194,754
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	193,800	22

Total Preferred Stocks — 3.1%
(Cost: $1,402,405)		2,194,776

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	2,454	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $97,697,875)		69,697,306

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	490,464	490,709

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(f)(g)	360,000	$360,000

Total Short-Term Securities — 1.2%
(Cost: $850,330)		850,709

Total Investments — 100.9%
(Cost: $98,548,205)		70,548,015

Liabilities in Excess of Other Assets — (0.9)%		(656,329)

Net Assets — 100.0%		$69,891,686

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,086,148	$—		$(595,426	)(a)	$(110)	$97	$490,709	490,464	$3,285	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	30,000	(a)	—		—	—	360,000	360,000	10,355		—
						$(110)	$97	$850,709		$13,640		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	3	12/15/23	$65	$(3,064)
MSCI Emerging Markets Index	2	12/15/23	99	633
				$(2,431)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,446,721	$57,055,525	$284	$67,502,530
Preferred Stocks	2,194,754	—	22	2,194,776
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	850,709	—	—	850,709
	$13,492,184	$57,055,525	$306	$70,548,015
Derivative Financial Instruments(a)
Assets
Equity Contracts	$633	$—	$—	$633
Liabilities
Equity Contracts	—	(3,064)	—	(3,064)
	$633	$(3,064)	$—	(2,431)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company